UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21449

        Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund (NMZ)
	July 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	National – 2.0% (1.5% of Total Investments)
	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4:
$ 5,000	6.000%, 12/31/45 (Mandatory put 4/30/19) (Alternative Minimum Tax)	12/45 at 100.00	A3	$5,359,050
1,000	5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum Tax)	12/45 at 100.00	A3	1,047,600
1,000	GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39 (Mandatory put 10/31/19)	10/39 at 100.00	Baa1	1,034,720
	(Alternative Minimum Tax)

7,000	Total National			7,441,370

	Alabama – 1.8% (1.3% of Total Investments)
6,200	Baldwin County Eastern Shore Healthcare Authority, Alabama, Hospital Revenue Bonds, Thomas	4/08 at 102.00	N/R (4)	6,482,286
	Hospital, Series 1998, 5.750%, 4/01/27 (Pre-refunded 4/01/08)

	Arizona – 4.6% (3.3% of Total Investments)
546	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	600,737
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	1/11 at 103.00	BB	6,894,518
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
350	6.375%, 11/01/13	11/11 at 103.00	N/R	357,070
790	7.250%, 11/01/23	11/11 at 103.00	N/R	819,657
1,715	7.500%, 11/01/33	11/11 at 103.00	N/R	1,779,878
1,645	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage	7/14 at 100.00	N/R	1,728,303
	Elementary School, Series 2004, 7.500%, 7/01/34
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	571,841
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
500	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	AAA	578,430
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	7/14 at 100.00	N/R (4)	1,184,500
	Educational Services Charter School, Series 2004, 7.125%, 7/01/24 (Pre-refunded 7/01/14)
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/12 at 100.00	A	1,176,335
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	1,028,980
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24

15,966	Total Arizona			16,720,249

	California – 17.5% (12.4% of Total Investments)
8,000	Alameda Public Finance Authority, California, Revenue Bond Anticipation Notes, Alameda Power	No Opt. Call	N/R	7,974,080
	and Telecom, Series 2004, 7.000%, 6/01/09
500	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Catholic	7/26 at 100.00	A–	518,535
	Healthcare West, Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
940	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	11/06 at 100.00	BB	940,103
	Hospital, Series 1993, 5.750%, 5/15/15
	California State Public Works Board, Lease Revenue Bonds, Department of General Services,
	Series 2003D:
1,090	5.000%, 6/01/21	12/13 at 100.00	A	1,124,684
1,170	5.100%, 6/01/23	12/13 at 100.00	A	1,211,664
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	3,075,030
	Coalinga State Hospital, Series 2004A, 5.000%, 6/01/25
2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	3,052,179
	2004A, 7.750%, 3/01/34
1,010	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	1/14 at 100.00	N/R	1,078,407
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative
	Minimum Tax)
3,360	California, General Obligation Bonds, Series 2003, 5.000%, 11/01/21	11/13 at 100.00	A+	3,480,590
4,975	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	5,496,131
	Asset-Backed Bonds, Series 2003B, 5.625%, 6/01/33 (Pre-refunded 6/01/13)
5,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	6,191,350
	Bonds, Series 2003A-1, 6.750%, 6/01/39
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	1,202,250
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42
	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1,
	Huntington Center, Series 2004:
500	5.800%, 9/01/23	9/14 at 100.00	N/R	515,205
1,000	5.850%, 9/01/33	9/14 at 100.00	N/R	1,030,340
2,500	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home	5/14 at 100.00	N/R	2,749,025
	Park, Series 2004A, 6.450%, 5/15/44
1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El	5/14 at 100.00	N/R	1,069,627
	Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/13 at 102.00	N/R	1,262,220
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	3,576,290
	District 3, Series 2004, 5.950%, 9/01/34
300	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	331,695
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B,
	7.500%, 12/01/24 (Alternative Minimum Tax)
2,950	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	3,261,668
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,
	Community Facilities District, Series 2004:
800	5.550%, 9/01/29	9/14 at 100.00	N/R	816,176
1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	1,276,300
1,555	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/11 at 100.00	N/R	1,587,142
	Community Facilities District 2000-1, Series 2004B, 5.300%, 9/01/34
1,000	Oceanside, California, Special Tax Revenue Bonds, Community Facilities District – Morro Hills,	3/14 at 100.00	N/R	1,041,360
	Series 2004, 5.750%, 9/01/28
	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera
	Ranch, Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	523,575
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,702,139
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	1,049,680
2,250	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties	9/12 at 100.00	BBB–	2,305,328
	Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27
3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	4,165,274
	District 2001-1, Series 2004A, 6.125%, 9/01/39

60,210	Total California			63,608,047

	Colorado – 8.7% (6.1% of Total Investments)
925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003,	12/13 at 101.00	N/R	1,020,617
	7.500%, 12/01/33
5,600	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series	12/13 at 101.00	N/R	6,178,872
	2003, 7.500%, 12/01/33
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	12/10 at 101.00	BBB	434,948
	Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20
650	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/11 at 100.00	Ba1 (4)	739,733
	East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)
920	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass	7/08 at 100.00	N/R (4)	970,039
	Montessori Elementary Charter School, Series 2000, 7.750%, 7/15/31 (Pre-refunded 7/15/08)
3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver	5/14 at 101.00	N/R	3,670,765
	Arts and Technology Academy, Series 2003, 8.000%, 5/01/34
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel
	Academy Charter School, Series 2003:
500	7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	582,365
875	7.500%, 12/01/33 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	1,027,504
1,797	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/12 at 100.00	N/R	1,880,345
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2002,
	8.000%, 2/15/32
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/11 at 100.00	Ba1	1,543,945
	County School District 6 – Frontier Academy, Series 2001, 7.250%, 6/01/20
1,500	Colorado Educational and Cultural Facilities Authority, Independent School Improvement Revenue	6/14 at 100.00	N/R	1,620,825
	Bonds, Heritage Christian School of Northern Colorado, Series 2004A, 7.500%, 6/01/34
900	Colorado Housing and Finance Authority, Multifamily Project Bonds, Class II Series 2002C-6,	10/12 at 100.00	AA	918,513
	5.300%, 10/01/42
4,300	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33	12/14 at 100.00	BBB	4,709,833
1,000	Denver, Colorado, FHA-Insured Multifamily Housing Mortgage Loan Revenue Bonds, Garden Court	7/08 at 102.00	AAA	1,019,330
	Community Project, Series 1998, 5.400%, 7/01/39
1,250	Mesa County, Colorado, Residential Care Facilities Mortgage Revenue Bonds, Hilltop Community	12/11 at 101.00	AA	1,299,338
	Resources Inc. Obligated Group, Series 2001A, 5.250%, 12/01/21 – RAAI Insured
2,000	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series	12/32 at 100.00	N/R	2,240,740
	2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)
	Tallyn’s Reach Metropolitan District 2, Aurora, Colorado, Limited Tax General Obligation
	Bonds, Series 2004:
250	6.000%, 12/01/18	12/13 at 100.00	N/R	256,908
315	6.375%, 12/01/23	12/13 at 100.00	N/R	327,474
	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation
	Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R	527,205
500	6.750%, 12/01/33	12/13 at 100.00	N/R	526,320

29,132	Total Colorado			31,495,619

	Connecticut – 0.6% (0.4% of Total Investments)
1,025	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/07 at 100.00	BBB	1,023,586
	Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)
1,000	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds,	9/16 at 100.00	Baa3	1,033,570
	Series 2006A, 5.500%, 9/01/36

2,025	Total Connecticut			2,057,156

	Florida – 9.2% (6.5% of Total Investments)
4,390	Bartram Springs Community Development District, Duval County, Florida, Special Assessment	5/13 at 102.00	N/R	4,795,636
	Bonds, Series 2003A, 6.650%, 5/01/34
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	BBB–	815,451
	11/01/20 (Alternative Minimum Tax)
1,175	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment	5/14 at 101.00	N/R	1,223,328
	Revenue Bonds, Series 2004, 5.900%, 5/01/34
	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special
	Assessment Bonds, Series 2004:
470	6.125%, 5/01/24	5/14 at 101.00	N/R	505,377
450	6.250%, 5/01/34	5/14 at 101.00	N/R	478,445
6,880	Lee County Industrial Development Authority, Florida, Multifamily Housing Revenue Bonds,	No Opt. Call	Caa3	6,712,266
	Legacy at Lehigh Project, Senior Series 2003A, 6.000%, 12/01/43 (5)
630	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/14 at 101.00	N/R	658,999
	2004, 6.125%, 5/01/34
3,330	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue	5/14 at 101.00	N/R	3,435,694
	Bonds, Series 2004A, 6.050%, 5/01/35
3,887	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A,	11/07 at 100.00	N/R	3,922,573
	Series 2003I, 8.000%, 11/01/13
3,900	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	7/09 at 103.00	N/R	4,012,593
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
1,700	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	5/14 at 101.00	N/R	1,800,062
	Series 2004, 6.125%, 5/01/34
	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds,
	Series 2004:
470	6.000%, 5/01/24	5/14 at 101.00	N/R	500,710
500	6.125%, 5/01/34	5/14 at 101.00	N/R	526,565
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
145	6.000%, 5/01/23	5/13 at 101.00	N/R	152,923
3,750	6.125%, 5/01/35	5/13 at 101.00	N/R	3,939,563

32,377	Total Florida			33,480,185

	Georgia – 1.0% (0.7% of Total Investments)
500	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	7/08 at 102.00	B1	502,935
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)
900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court,	2/09 at 100.00	N/R	921,636
	Series 2004A, 6.125%, 2/15/34
1,955	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s	12/13 at 102.00	N/R	2,184,048
	Terrace, Series 2003, 7.625%, 12/01/33

3,355	Total Georgia			3,608,619

	Illinois – 11.3% (8.0% of Total Investments)
2,000	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	12/08 at 100.00	N/R	2,079,860
	Chicago/Kingsbury Redevelopment Project, Series 2004A, 6.570%, 2/15/13
	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai
	Health System, Series 2003:
5,000	5.000%, 8/15/24	8/13 at 100.00	AAA	5,102,450
10,000	5.100%, 8/15/33	8/13 at 100.00	AAA	10,192,098
5,000	5.150%, 2/15/37	8/13 at 100.00	AAA	5,118,650
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,024,530
	5.500%, 5/15/32
8,800	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	9,311,630
	5.750%, 7/01/29
1,400	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series	11/08 at 102.00	N/R	1,403,262
	1998, 5.500%, 11/15/19
795	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A,	8/07 at 101.00	Ba2 (4)	817,991
	5.750%, 8/15/27 (Pre-refunded 8/15/07)
1,650	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	1,753,653
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
1,062	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	1/07 at 100.00	N/R	1,061,829
	Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36
2,065	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/14 at 102.00	N/R	2,127,239
	2004A, 6.200%, 3/01/34
1,000	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project,	3/16 at 102.00	N/R	1,002,010
	Series 2006, 6.000%, 3/01/36

39,772	Total Illinois			40,995,202

	Indiana – 3.5% (2.5% of Total Investments)
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/12 at 103.00	N/R	6,361,654
	6.650%, 1/15/24
	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of
	Northwest Indiana, Series 2004A:
500	6.250%, 3/01/25	3/14 at 101.00	BBB–	534,715
2,500	6.000%, 3/01/34	3/14 at 101.00	BBB–	2,639,875
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	1,060,230
	Apartments, Series 2005A, 7.500%, 7/01/35
1,865	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	2,011,141
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

12,225	Total Indiana			12,607,615

	Louisiana – 6.6% (4.7% of Total Investments)
2,500	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special	11/06 at 100.00	N/R	2,505,475
	Assessment Bonds, Series 2004, 5.500%, 5/01/16
8,500	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation,	No Opt. Call	CCC+	9,681,668
	Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)
2,600	Lafourche Parish Housing Authority, Louisiana, GNMA Collateralized Mortgage Loan Multifamily	1/11 at 105.00	AAA	2,729,194
	Mortgage Revenue Bonds, City Place II Apartments, Series 2001, 6.700%, 1/20/40
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	1,001,290
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue
	Bonds, White Oaks Project, Series 2004A:
865	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	897,429
805	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	833,706
5,125	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project,	10/06 at 100.00	N/R	5,130,432
	Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,049,210
	Series 2001B, 5.875%, 5/15/39

22,395	Total Louisiana			23,828,404

	Maine – 0.9% (0.6% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/14 at 102.00	Baa2	3,250,533
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34

	Maryland – 3.4% (2.4% of Total Investments)
2,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	2,017,900
	7.400%, 9/01/19 (Alternative Minimum Tax)
3,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	BBB+	4,018,784
	Series 2004, 5.500%, 8/15/33
7,435	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/07 at 100.00	B3	6,188,374
	5.300%, 7/01/24

13,285	Total Maryland			12,225,058

	Massachusetts – 1.0% (0.7% of Total Investments)
635	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	636,435
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
1,350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	BB–	1,414,949
	Community Services Inc., Series 2004B, 6.375%, 7/01/34
1,450	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2000H,	7/10 at 100.00	AAA	1,539,625
	6.650%, 7/01/41 – MBIA Insured (Alternative Minimum Tax)

3,435	Total Massachusetts			3,591,009

	Michigan – 5.3% (3.8% of Total Investments)
1,290	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/09 at 100.00	N/R	1,315,013
	1999, 7.000%, 4/01/29
900	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/09 at 100.00	N/R	941,949
	2000, 8.000%, 4/01/29
1,440	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/09 at 101.00	BB–	1,370,707
	5.500%, 5/01/21
3,580	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical	8/06 at 100.00	BB–	3,460,858
	Center Obligated Group, Series 1993B, 5.500%, 8/15/23
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,483,080
	Series 2005A, 6.750%, 11/15/38
1,200	Midland County Economic Development Corporation, Michigan, Subordinated Pollution Control	7/07 at 101.00	BB–	1,222,296
	Limited Obligation Revenue Refunding Bonds, Midland Cogeneration Project, Series 2000A,
	6.875%, 7/23/09 (Alternative Minimum Tax)
2,705	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series	6/10 at 102.00	N/R	2,861,376
	2000, 8.250%, 6/01/30
	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
	Group, Series 1993:
1,000	6.000%, 8/01/13	8/06 at 100.00	BB–	1,000,130
1,500	6.000%, 8/01/18	8/06 at 100.00	BB–	1,456,365
1,800	6.000%, 8/01/23	8/06 at 100.00	BB–	1,699,380
2,500	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center,	7/14 at 100.00	A	2,560,325
	Series 2004G, 5.125%, 7/01/22

19,415	Total Michigan			19,371,479

	Minnesota – 2.8% (2.0% of Total Investments)
	Minneapolis, Minnesota, Student Housing Revenue Bonds, Riverton Community Housing Project,
	Series 2000:
100	7.200%, 7/01/14 (Pre-refunded 7/01/10)	7/10 at 100.00	N/R (4)	110,783
100	7.300%, 7/01/15 (Pre-refunded 7/01/10)	7/10 at 100.00	N/R (4)	111,141
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School,	6/14 at 102.00	N/R	1,342,397
	Series 2004A, 6.750%, 12/01/33
5,000	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B,	7/14 at 100.00	A	5,161,500
	5.250%, 7/01/30
1,430	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R	1,454,096
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	1,164,262
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
1,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	1,017,580
	2005B, 6.000%, 5/01/30

10,055	Total Minnesota			10,361,759

	Mississippi – 0.3% (0.2% of Total Investments)
1,000	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	1,018,250
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)

	Missouri – 0.7% (0.5% of Total Investments)
2,355	Kansas City Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds,	2/14 at 102.00	N/R	2,444,514
	Pickwick Apartments Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum Tax)

	Montana – 2.0% (1.4% of Total Investments)
5,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	B1	5,430,984
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
1,980	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	1,973,704
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)

7,180	Total Montana			7,404,688

	Nevada – 2.6% (1.8% of Total Investments)
3,670	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,	1/07 at 100.00	B–	3,634,364
	Series 1995C, 5.500%, 10/01/30
2,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	1/07 at 100.00	B–	2,004,420
	1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)
500	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	11/06 at 100.00	B–	500,115
	1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)
1,500	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District	8/06 at 103.00	N/R	1,558,350
	142, Series 2003, 6.375%, 8/01/23
1,550	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	1,586,952
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40

9,220	Total Nevada			9,284,201

	New Jersey – 4.1% (2.9% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	1/08 at 102.00	BB+	953,940
	Obligated Group, Series 1998, 5.125%, 7/01/25
1,510	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/09 at 101.00	B	1,545,243
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB–	550,395
	Obligated Group, Series 2000, 7.500%, 7/01/30
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
7,825	6.750%, 6/01/39	6/13 at 100.00	BBB	8,784,189
2,760	7.000%, 6/01/41	6/13 at 100.00	BBB	3,147,007

13,595	Total New Jersey			14,980,774

	New Mexico – 1.3% (0.9% of Total Investments)
4,500	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.000%, 9/01/18	9/13 at 101.00	N/R	4,591,260

	New York – 4.9% (3.5% of Total Investments)
4,000	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba2	4,083,720
	Group, Series 2001, 5.500%, 7/01/30
1,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B	1,172,050
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
500	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade	3/09 at 103.00	N/R	532,055
	Center, Series 2005A, 6.250%, 3/01/15
1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	8/06 at 100.00	CCC+	1,699,728
	American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)
750	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	No Opt. Call	B	846,360
	Airport – American Airlines Inc., Series 2002A, 8.000%, 8/01/12 (Alternative Minimum Tax)
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003B-1C:
4,000	5.500%, 6/01/21	6/13 at 100.00	AA–	4,277,680
5,000	5.500%, 6/01/22	6/13 at 100.00	AA–	5,334,900

16,950	Total New York			17,946,493

	North Carolina – 1.5% (1.1% of Total Investments)
5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/12 at 106.00	N/R	5,608,625
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29

	Ohio – 4.1% (2.9% of Total Investments)
	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation,
	Series 1998:
500	5.700%, 1/01/13	1/08 at 102.00	B	487,930
400	5.800%, 1/01/18	1/08 at 102.00	B	383,552
3,375	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	5/14 at 102.00	N/R	3,422,453
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
7,600	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	7,661,712
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
1,000	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35	4/15 at 100.00	Ba1	918,700
	(Alternative Minimum Tax)
800	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004A,	3/14 at 101.00	A+	797,448
	4.800%, 3/01/22
1,275	Trumbull County, Ohio, Sewerage Disposal Revenue Bonds, General Motors Corporation, Series	No Opt. Call	B–	1,320,683
	1994, 6.750%, 7/01/14 (Alternative Minimum Tax)

14,950	Total Ohio			14,992,478

	Oklahoma – 4.6% (3.3% of Total Investments)
1,000	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	988,970
	7.000%, 1/01/35
	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,
	Series 1999A:
1,200	5.750%, 8/15/15 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,276,356
11,680	5.625%, 8/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	12,381,615
850	Tulsa Industrial Authority, Oklahoma, Student Housing Revenue Bonds, University of Tulsa,	10/16 at 100.00	A2	850,816
	Series 2006, 5.000%, 10/01/37
1,335	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	12/06 at 101.00	B	1,338,498
	6.250%, 6/01/20

16,065	Total Oklahoma			16,836,255

	Pennsylvania – 4.8% (3.4% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2000B:
695	9.250%, 11/15/22	11/10 at 102.00	Ba3	823,603
6,455	9.250%, 11/15/30	11/10 at 102.00	Ba3	7,636,136
500	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB+	510,335
	2005, 6.000%, 11/15/16
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	1,986,880
	Immaculata University, Series 2005, 5.750%, 10/15/37
190	Monroeville Hospital Authority, Pennsylvania, Revenue Bonds, Forbes Health System, Series	10/13 at 100.00	Ba3	190,260
	1992, 7.000%, 10/01/13
300	Monroeville Hospital Authority, Pennsylvania, Revenue Bonds, Forbes Health System, Series	10/06 at 101.00	Ba3	303,456
	1995, 6.250%, 10/01/15
500	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,	10/06 at 100.00	BB–	496,285
	New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
400	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B2	429,084
	Reliant Energy Inc., Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)
600	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B2	643,626
	Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	A	4,271,760
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)
230	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny General	9/17 at 100.00	Ba3	230,347
	Hospital, Series 1991A, 7.250%, 9/01/17

15,870	Total Pennsylvania			17,521,772

	Rhode Island – 1.3% (0.9% of Total Investments)
1,500	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds,	7/15 at 103.00	N/R	1,655,550
	Series 2005, 7.250%, 7/15/35
3,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,164,970
	Series 2002A, 6.250%, 6/01/42

4,500	Total Rhode Island			4,820,520

	South Carolina – 0.1% (0.1% of Total Investments)
490	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	No Opt. Call	BBB	546,811
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/30

	Tennessee – 1.2% (0.8% of Total Investments)
3,500	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Baa3	3,810,240
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
500	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate	9/06 at 100.00	B–	502,285
	Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24

4,000	Total Tennessee			4,312,525

	Texas – 9.9% (7.1% of Total Investments)
1,200	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/06 at 100.00	CCC+	1,199,820
	American Airlines Inc., Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)
2,705	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/07 at 100.00	CCC+	2,684,956
	American Airlines Inc., Series 1995, 6.000%, 11/01/14
565	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC+	556,587
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	1,990,622
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	7,128,792
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba1	654,557
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
3,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	12/14 at 100.00	A+	3,065,280
	Memorial Hermann Healthcare System, Series 2004A, 5.125%, 12/01/23
	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior
	Living Community Inc., Series 2004A:
250	7.000%, 2/15/23	2/14 at 101.00	N/R	276,498
1,400	7.125%, 2/15/34	2/14 at 101.00	N/R	1,546,930
2,020	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/09 at 101.00	B–	1,952,249
	Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)
975	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/09 at 101.00	B–	942,299
	Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)
	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,
	Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B–	650,562
5,350	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B–	5,665,169
2,000	Sea Breeze Public Facility Corporation, Texas, Multifamily Housing Revenue Bonds, Sea Breeze	1/21 at 100.00	N/R	1,998,440
	Senior Apartments, Series 2006, 6.500%, 1/01/46 (Alternative Minimum Tax)
5,850	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble	7/21 at 100.00	N/R	5,821,979
	Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)

34,940	Total Texas			36,134,740

	Virgin Islands – 3.3% (2.4% of Total Investments)
3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	AA	3,094,140
	10/01/26 – RAAI Insured
5,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	5,484,200
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
3,300	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project –	7/14 at 100.00	BBB	3,582,084
	Hovensa LLC, Series 2004, 5.875%, 7/01/22

11,300	Total Virgin Islands			12,160,424

	Virginia – 4.4% (3.1% of Total Investments)
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998A:
2,000	0.000%, 8/15/14 (Pre-refunded 8/15/08)	8/08 at 73.23	AAA	1,351,760
4,250	5.500%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 102.00	AAA	4,472,998
1,850	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 28.38	AAA	484,608
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998B:
2,000	0.000%, 8/15/12 (Pre-refunded 8/15/08)	8/08 at 82.10	AAA	1,515,520
3,000	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 68.82	AAA	1,905,690
9,000	0.000%, 8/15/19 (Pre-refunded 8/15/08)	8/08 at 54.38	AAA	4,517,370
630	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Bonds,	7/11 at 105.00	B2	649,593
	Series 2001A, 7.400%, 7/15/21
980	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 100.00	B2	980,608
	Bonds, Series 2001C, 6.850%, 7/15/21

23,710	Total Virginia			15,878,147

	Washington – 3.5% (2.5% of Total Investments)
3,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	12/13 at 100.00	Baa2	3,202,140
	Series 2003, 6.000%, 12/01/18
	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center
	Project, Series 2003A:
1,750	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	A	1,885,888
4,725	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	A	5,061,420
2,500	5.250%, 1/01/34 – ACA Insured	1/14 at 100.00	A	2,529,725

11,975	Total Washington			12,679,173

	Wisconsin – 6.1% (4.3% of Total Investments)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R	547,003
	2003A, 7.750%, 6/01/16
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,
	Series 1999A:
9,485	5.600%, 2/15/29	2/09 at 101.00	BBB+	9,795,347
2,300	5.600%, 2/15/29 – ACA Insured	2/09 at 101.00	A	2,353,613
300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Milwaukee Catholic Home	7/08 at 100.00	N/R	305,739
	Inc., Series 1996, 7.250%, 7/01/17
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Oakwood Village	8/15 at 100.00	N/R	500,665
	Obligated Group, Series 2000A, 7.000%, 8/15/15
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center
	Inc., Series 2004A:
875	6.125%, 4/01/24	4/14 at 100.00	N/R	893,944
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	1,015,880
6,280	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	2/12 at 101.00	A	6,673,505
	Services Inc., Series 2002, 5.750%, 8/15/30

21,290	Total Wisconsin			22,085,696

$ 499,392	Total Investments (cost $478,254,306) – 140.9%			512,371,936

	Other Assets Less Liabilities – 1.7%			6,240,946

	Preferred Shares, at Liquidation Value – (42.6)%			(155,000,000)

	Net Assets Applicable to Common Shares – 100%			$363,612,882

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by
Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2006, the cost of investments was $477,188,011.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

Gross unrealized:
Appreciation	$35,964,708
Depreciation	(780,783)

Net unrealized appreciation (depreciation) of investments	$35,183,925

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2006

* Print the name and title of each signing officer under his or her signature.